BORROWINGS - Movements in Borrowings (Details) $ in Thousands								2 Months Ended	12 Months Ended
	Oct. 23, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Apr. 01, 2020 USD ($)	Mar. 26, 2020 USD ($)	Mar. 24, 2020 USD ($)	Mar. 23, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) loan_agreement	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of year									$ 25,968	$ 51,386	$ 0
Borrowings related to business combination									2,538	13,969	1,290
Proceeds from new borrowings									13,500	155,108	90,523
Payments of borrowings									(30,216)	(196,202)	(41,570)
Accrued interest									915	2,299	1,226
Foreign exchange									(375)	(592)	(83)
Translation									(90)	0	0
TOTAL		$ 25,968							12,240	25,968	$ 51,386
Centro para el Desarrollo Tecnológico Industrial (Spain)
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of year									0
TOTAL		0							$ 1,484	$ 0
Number of loan agreements | loan_agreement									2
A&R Credit Agreement | Globant, LLC
Disclosure of detailed information about borrowings [line items]
Proceeds from new borrowings				$ 75,000		$ 11,000	$ 64,000
Payments of borrowings		$ (30,080)	$ (20,188)		$ (126,927)				$ (25,000)
A&R Credit Agreement | Globant, LLC | Grupo ASSA
Disclosure of detailed information about borrowings [line items]
Payments of borrowings								$ (12,636)
Banco Santander Loan | Sistemas Globales S.A.
Disclosure of detailed information about borrowings [line items]
Proceeds from new borrowings	$ 10,061
Banco Santander Loan | Avanxo Colombia
Disclosure of detailed information about borrowings [line items]
Payments of borrowings					$ (523)